Schedule of lease liabilities noncancellable leases (Details) - Gravitics Inc [Member] $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 567
2027	590
2028	613
2029	212
Total lease payments	1,982
Less imputed interest	(261)
Total lease liabilities	1,721
Current portion of lease liabilities	441
Lease liabilities, net of current portion	$ 1,280